Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT MID CAP STOCK FUND INC
Entity Central Index Key	0000716788
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000003858
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class A
Trading Symbol	LAVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[1]
AssetsNet	$ 1,197,034,632
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000003860
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class C
Trading Symbol	LMCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.75%	[2]
AssetsNet	$ 1,197,034,632
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000054846
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class F
Trading Symbol	LMCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$45	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[3]
AssetsNet	$ 1,197,034,632
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000188260
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class F3
Trading Symbol	LOVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$36	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[4]
AssetsNet	$ 1,197,034,632
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000003862
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class I
Trading Symbol	LMCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[5]
AssetsNet	$ 1,197,034,632
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000003861
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class P
Trading Symbol	LMCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$64	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%	[6]
AssetsNet	$ 1,197,034,632
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000054847
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class R2
Trading Symbol	LMCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$72	1.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.35%	[7]
AssetsNet	$ 1,197,034,632
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000054848
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class R3
Trading Symbol	LMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$66	1.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%	[8]
AssetsNet	$ 1,197,034,632
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000158202
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class R4
Trading Symbol	LMCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$53	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[9]
AssetsNet	$ 1,197,034,632
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000158203
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class R5
Trading Symbol	LMCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$40	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[10]
AssetsNet	$ 1,197,034,632
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000158204
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class R6
Trading Symbol	LMCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[11]
AssetsNet	$ 1,197,034,632
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)
Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.